Note 3 - Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) (Parentheticals) - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
ShipRush [Member]
Cash acquired	$ 253,000
PCSTrac, Inc. [Member]
Cash acquired	0
MacroPoint LLC [Member]
Cash acquired	2,098,000
The 2018 Acquisitions [Member]
Cash acquired
Pixie Software GmbH [Member]
Cash acquired		$ 688,000
Appterra LLC [Member]
Cash acquired		66,000
4Solututions Information Technology [Member]
Cash acquired		281,000
Datamyne Inc [Member]
Cash acquired		$ 2,637,000
MK Data [Member]
Cash acquired			$ 345
BearWare [Member]
Cash acquired			243
Oz [Member]
Cash acquired			870
The2016 Acquisitions [Member]
Cash acquired